UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         February 12, 2009
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        79
Form 13F Information Table Value Total:        $281,253


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4208    73139 SH       SOLE                    73139
AT&T Inc.                      COM              00206R102      453    15903 SH       SOLE                    15903
Abbott Laboratories            COM              002824100     2282    42760 SH       SOLE                    42760
American Express Company       COM              025816109     1821    98175 SH       SOLE                    98175
Apache Corporation             COM              037411105     2203    29559 SH       SOLE                    29559
Apple Inc.                     COM              037833100      645     7555 SH       SOLE                     7555
Automatic Data Processing, Inc COM              053015103      220     5600 SH       SOLE                     5600
BP plc ADR                     COM              055622104     1032    22088 SH       SOLE                    22088
Baker Hughes, Inc.             COM              057224107      279     8700 SH       SOLE                     8700
Berkshire Hathaway, Inc. Cl. A COM              084670108    13138      136 SH       SOLE                      136
Berkshire Hathaway, Inc. Cl. B COM              084670207    16173     5032 SH       SOLE                     5032
Bristol-Myers Squibb Co.       COM              110122108      498    21440 SH       SOLE                    21440
Buckeye Partners, L.P.         COM              118230101     2571    79730 SH       SOLE                    79730
Burlington Northern Santa Fe C COM              12189T104     7968   105245 SH       SOLE                   105245
Canadian Natural Resources Ltd COM              136385101     3439    86020 SH       SOLE                    86020
Canadian Oil Sands Trust       COM              13642L100     3538   202375 SH       SOLE                   202375
CarMax Inc.                    COM              143130102     3236   410630 SH       SOLE                   410630
Cedar Fair Limited Partnership COM              150185106     1143    91240 SH       SOLE                    91240
Chevron Corp.                  COM              166764100     7554   102116 SH       SOLE                   102116
Cisco Systems Inc.             COM              17275R102      311    19100 SH       SOLE                    19100
Coca-Cola Company              COM              191216100     1546    34141 SH       SOLE                    34141
Cohen & Steers Realty Majors I COM              464287564      265     6000 SH       SOLE                     6000
Colgate Palmolive Co.          COM              194162103      371     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     1917   113555 SH       SOLE                   113555
ConocoPhillips                 COM              20825C104    12187   235279 SH       SOLE                   235279
Devon Energy Corporation       COM              25179M103     2562    38983 SH       SOLE                    38983
Disney (Walt) Co.              COM              254687106      684    30155 SH       SOLE                    30155
Dover Corporation              COM              260003108      290     8808 SH       SOLE                     8808
Eaton Corporation              COM              278058102     3617    72770 SH       SOLE                    72770
Eli Lilly & Company            COM              532457108      254     6310 SH       SOLE                     6310
Exxon Mobil Corporation        COM              30231G102     5841    73170 SH       SOLE                    73170
General Electric Co.           COM              369604103     6643   410067 SH       SOLE                   410067
Hain Celestial Group           COM              405217100      239    12500 SH       SOLE                    12500
Home Depot, Inc.               COM              437076102      603    26180 SH       SOLE                    26180
IBM Corporation                COM              459200101     1119    13300 SH       SOLE                    13300
Illinois Tool Works Inc.       COM              452308109      213     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      147    10000 SH       SOLE                    10000
Jacobs Engineering Group, Inc. COM              469814107      284     5900 SH       SOLE                     5900
Johnson & Johnson              COM              478160104    10850   181341 SH       SOLE                   181341
Kinder Morgan Energy Partners, COM              494550106      297     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     9168   341452 SH       SOLE                   341452
Laboratory Corp. of America Ho COM              50540R409     4077    63305 SH       SOLE                    63305
Leucadia National Corp.        COM              527288104      958    48400 SH       SOLE                    48400
Loews Corp.                    COM              540424108      254     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      302    14050 SH       SOLE                    14050
M & T Bank Corp.               COM              55261F104      858    14950 SH       SOLE                    14950
MSCI EAFE Index Fund           COM              464287465     2006    44724 SH       SOLE                    44724
McCormick & Co., Inc. Non-Voti COM              579780206      255     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      793    12750 SH       SOLE                    12750
McGraw Hill Companies          COM              580645109      278    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      393    12500 SH       SOLE                    12500
Microsoft Corporation          COM              594918104     2130   109564 SH       SOLE                   109564
Midcap SPDRS                   COM              595635103      295     3040 SH       SOLE                     3040
Mohawk Industries Inc.         COM              608190104     2399    55830 SH       SOLE                    55830
Pepsico, Inc.                  COM              713448108     1944    35503 SH       SOLE                    35503
Pfizer Inc.                    COM              717081103     8015   452554 SH       SOLE                   452554
Praxair Inc.                   COM              74005P104      412     6940 SH       SOLE                     6940
Procter & Gamble Company       COM              742718109     6265   101345 SH       SOLE                   101345
Progressive Corporation        COM              743315103      523    35332 SH       SOLE                    35332
Rayonier, Inc.                 COM              754907103      840    26810 SH       SOLE                    26810
Royal Dutch Shell PLC ADR      COM              780259206      670    12660 SH       SOLE                    12660
S&P Depository Receipts        COM              78462F103    30630   339425 SH       SOLE                   339425
SPDR Barclay Intl Treasury Bon COM              78464A516      261     4800 SH       SOLE                     4800
SPDR Gold Trust                COM              78463V107      216     2500 SH       SOLE                     2500
Schlumberger Ltd.              COM              806857108     5267   124426 SH       SOLE                   124426
Telefonos de Mexico            COM              879403780      335    16000 SH       SOLE                    16000
Telmex International           COM              879690105      182    16000 SH       SOLE                    16000
US Bancorp                     COM              902973304     7000   279880 SH       SOLE                   279880
United Technologies            COM              913017109      822    15340 SH       SOLE                    15340
Unitedhealth Group Inc.        COM              91324P102     6319   237573 SH       SOLE                   237573
Vanguard Energy ETF            COM              92204a306      292     4340 SH       SOLE                     4340
Vanguard Growth ETF            COM              922908736      842    21310 SH       SOLE                    21310
Vanguard Total Stock Market ET COM              922908769    43346   968846 SH       SOLE                   968846
Vanguard Value ETF             COM              922908744     1029    25000 SH       SOLE                    25000
Wal-Mart Stores, Inc.          COM              931142103      619    11050 SH       SOLE                    11050
Wellpoint Inc                  COM              94973V107     5555   131850 SH       SOLE                   131850
Wells Fargo & Company          COM              949746101    11985   406563 SH       SOLE                   406563
Wyeth                          COM              983024100      574    15293 SH       SOLE                    15293
iShares KLD Select Social Inde COM              464288802      497    12959 SH       SOLE                    12959